Related undertakings - Summary of Full list of Related Parties - Australia to Italy (Detail)	12 Months Ended
Dec. 31, 2018
Australia [member] | Adaptris Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Adaptris Pty Ltd
Percentage of undertaking	100.00%
Reg office	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills NSW 2153,Australia
Australia [member] | ELsevier (Australia) Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ELsevier (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Fair Events Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fair Events Pty Ltd
Percentage of undertaking	49.00%
Reg office	Grant Thornton, Level 17, 393 Kent St, Sydney, NSW 2000, Australia
Australia [member] | Fitness Show Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fitness Show Pty Ltd
Percentage of undertaking	80.00%
Reg office	Fordham Business Advisors Pty Ltd, Rialto South Tower Level 35, 525 Collins Street, Melbourne, Vic, 3000
Australia [member] | Reed Business Information (Australia) Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	Building B, Level 2, Unit 11,1 Maitland Place, Baulkham Hills NSW 2153, Australia
Australia [member] | SST Software Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SST Software Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Level 1, 439 Gympie Road, Strathpine, QLD 4500
Australia [member] | Reed Exhibitions Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
Australia [member] | Symbiotic Technologies Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Symbiotic Technologies Pty Ltd
Percentage of undertaking	100.00%
Reg office	1303, 799 Pacific Highway, Chatswood, NSW 2067
Australia [member] | Reed International Books Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed International Books Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Symbiotic Technologies Operation Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Symbiotic Technologies Operation Pty Ltd
Percentage of undertaking	100.00%
Reg office	1303, 799 Pacific Highway, Chatswood, NSW 2067
Australia [member] | Reed Oz Comic-Con Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Oz Comic-Con Pty Ltd
Percentage of undertaking	80.00%
Reg office	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
Australia [member] | Threat Metrix Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Threat Metrix Pty Ltd
Percentage of undertaking	100.00%
Reg office	1303, 799 Pacific Highway, Chatswood, NSW 2067
Australia [member] | RELX Australia Pty Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
Austria [member] | Expoxx Messebau GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Expoxx Messebau GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | LexisNexis Verlag ARD ORAC GmbH & Co KG [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Verlag ARD ORAC GmbH &Co KG
Percentage of undertaking	100.00%
Reg office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | ORAC Gesellschaft m.b.H. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	ORAC Gesellschaft m.b.H.
Percentage of undertaking	100.00%
Reg office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | Reed CEE GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed CEE GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | Reed Messe Salzburg GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Messe Salzburg GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | Reed Messe Wien GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Messe Wien GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | RELX Austria GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Austria GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | System Stand Bau GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	System Stand Bau GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Belgium [member] | LexisNexis BVBA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis BVBA
Percentage of undertaking	100.00%
Reg office	Grotesteenweg-Zuid 39, 9052 Gent, Belgium
Belgium [member] | First 4 Farming Europe NV [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	First 4 Farming Europe NV
Percentage of undertaking	100.00%
Reg office	Leernseteenweg 128 Box E, 9800 Deinze, Belgium
BRAZIL | Fircosoft Brazil Consultoriae Servicos de lnformatica Ltda [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft Brazil Consultoriae Servicos de lnformatica Ltda
Percentage of undertaking	100.00%
Reg office	São Paulo, State of São Paulo, at Rua Bela Cintra, n°1.200, 8th floor, CEP 01415-002
BRAZIL | Elsevier Editora Ltda [member] | Quotas [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Editora Ltda
Percentage of undertaking	100.00%
Reg office	Rua Sete de Setembro, nº 111, salas 601,1501/1502, 1601/1602, 1701/1702 e 802 – 8º Andar, Centro, cidade do Rio de Janeiro, estado do Rio de Janeiro, CEP 20.050-006
BRAZIL | LexisNexis Informacoes e Sistemas Empresariais Ltda [member] | Quotas shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Informações e Sistemas Empresariais Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRAZIL | Lexis Nexis Serviços de Análise de Risco Ltda [member] | Quotas shares [member]
Disclosure of transactions between related parties [line items]
Company name	Lexis Nexis Serviços de Análise de Risco Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRAZIL | MLex Brasil Midia Mercadoligica Ltda [member] | Quotas [member]
Disclosure of transactions between related parties [line items]
Company name	MLex Brasil Midia Mercadoligica Ltda
Percentage of undertaking	91.00%
Reg office	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, Sao Paulo 01310-300
BRAZIL | Reed Exhibitions Alcantara Machado Ltda [member] | Quotas shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Alcântara Machado Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRAZIL | SST Software do Brasil Ltda [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SST Software do Brasil Ltda
Percentage of undertaking	100.00%
Reg office	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200
Canada [member] | LexisNexis Canada Inc. [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Canada Inc
Percentage of undertaking	100.00%
Reg office	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
Canada [member] | RELX Canada Ltd. [member] | Unlimited class B shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class A shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class C shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class D shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class E shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class F shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class G shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
Canada [member] | RELX Canada Ltd. [member] | Unlimited class H shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
Canada [member] | Science-Metrix lnc [member] | Class A commonshares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix lnc
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada
Canada [member] | Science-Metrix lnc [member] | Class B common shares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix lnc
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada
Canada [member] | Science-Metrix lnc [member] | Class A preferred shares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix lnc
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada
Canada [member] | Science-Metrix lnc [member] | Class B preferred shares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix lnc
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada
Canada [member] | Science-Metrix lnc [member] | Class C preferred shares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix lnc
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada
Canada [member] | Science-Metrix lnc [member] | Class D preferred shares [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix lnc
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada
Canada [member] | ThreatMetrix (Canada) Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix (Canada) Inc
Percentage of undertaking	100.00%
Reg office	160 Elgin Street, Suite 2600, Ottawa, Ontario, K1P 1C3, Canada
China [member] | Beijing Bakery China Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Bakery China Exhibitions Co., Ltd
Percentage of undertaking	25.00%
Reg office	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
China [member] | Beijing Medtime Elsevier Education Technology Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Medtime Elsevier Education Technology Co., Ltd
Percentage of undertaking	49.00%
Reg office	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
China [member] | Beijing Reed Elsevier Science and Technology Co, Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Reed Elsevier Science and Technology Co., Ltd
Percentage of undertaking	100.00%
Reg office	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
China [member] | Beijing Reed Guanghe Exhibition Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Reed Guanghe Exhibition Co., Ltd
Percentage of undertaking	80.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | C-One Energy Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	C-One Energy Co., Ltd
Percentage of undertaking	100.00%
Reg office	9/F, No 3 Zhongshan Er Road, Guangzhou, China
China [member] | Genilex Information Technology Co. Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Genilex Information Technology Co., Ltd
Percentage of undertaking	40.00%
Reg office	Unit 2480, Building 2, No. 7, Chuangxin Road, Science Park of Changping District, Beijing, China
China [member] | ICIS Consulting (Beijing) Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Consulting (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 12B, 7th Floor, Oriental Plaza, 1 East Chang An Avenue, Beijing, China
China [member] | KeAi Communications Co Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	KeAi Communications Co., Ltd
Percentage of undertaking	49.00%
Reg office	16 Donghuangchenggen North Street, Beijing, 100717, China
China [member] | MLex Consulting (Beijing) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	MLex Consulting (Beijing) Co., Ltd
Percentage of undertaking	91.00%
Reg office	Room A 100 of Room 0307, Floor 3, Building 3, 7 Middle Dongsanhuan road, Chaoyang District, Beijing
China [member] | LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
China [member] | Reed Elsevier Information Technology (Beijing) Co. Ltd. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Information Technology (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
China [member] | Reed Exhibitions (China) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (China) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | Reed Business Information (Shanghai) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Shanghai) Co., Ltd
Percentage of undertaking	100.00%
Reg office	4/F Block C, No999 Jingzhong Road,Changning District, Shanghai, China
China [member] | Reed Exhibitions (Shanghai) Co. Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
China [member] | Reed Hongda Exhibitions (Henan) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Hongda Exhibitions (Henan) Co., Ltd
Percentage of undertaking	51.00%
Reg office	World Expo Mansion, 14F, No. 04-05, No. 8 Business Out Ring Road, Zhengzou New District, Zhengzou, 450000, China
China [member] | Reed Huabai Exhibitions Beijing Co Ltd [Member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huabai Exhibitions (Beijing) Co., Ltd
Percentage of undertaking	51.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | Reed Exhibitions Henjin Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Henjin Co., Ltd
Percentage of undertaking	100.00%
Reg office	FL2, No.979, Yunhan Road, Nicheng Town, Pudong NewArea
China [member] | Reed Huabo Exhibitions (Shenzhen) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huabo Exhibitions (Shenzhen) Co., Ltd
Percentage of undertaking	65.00%
Reg office	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048, China
China [member] | Reed Huaqun ExhibitionsCo., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huaqun ExhibitionsCo., Ltd
Percentage of undertaking	52.00%
Reg office	Ping An International Finance Center, Room 1504,15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | Reed Kuozhan Exhibitions (Shanghai) Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Kuozhan Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	60.00%
Reg office	lntercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
China [member] | Reed Sinopharm ExhibitionsCo., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Sinopharm ExhibitionsCo., Ltd
Percentage of undertaking	50.00%
Reg office	Ping An International Finance Center, Room 1504,15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
China [member] | RELX (China) Investment Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (China) Investment Co., Ltd
Reg office	Room 319, 238 Jiangchangsan Road, Jing'an District, Shanghai, China
China [member] | Shanghai Datong Medical Information Technology Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Shanghai Datong Medical Information Technology Co., Ltd
Reg office	No 498, GouShouJing Road, Building 6 Unit 12502-505, Shanghai, Pudong New District, 201203, China
China [member] | Shanghai SinoReal Exhibitions Co., Ltd [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Shanghai SinoReal Exhibitions Co., Ltd (27.5%)
Percentage of undertaking	27.50%
Reg office	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai Municipality
China [member] | Elsevier A/S [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier A/S
Reg office	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
China [member] | Reed Elsevier Denmark ApS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Denmark ApS
Reg office	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
China [member] | Reed Exhibitions Free Zone-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Free Zone-LLC
Reg office	Office No. 328, Building 02, third floor, P.O. Box 502425, Dubai, United Arab Emirates
China [member] | RELX Middle East FZ-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Middle East FZ-LLC
Reg office	Al Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates
France [member] | Elsevier Holding France SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier HoIding France SAS
Reg office	65, rue Camille Desmoulins, 92130, Issyles Moulineaux, France
France [member] | LexisNexis Business Information Solutions S.A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions S.A.
Reg office	141 rue de Javel,75015 Paris
France [member] | LexisNexis Business Information Solutions Holding S.A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions Holding S.A.
Reg office	lmmeuble «Technopolis», 350 rue Georges Besse-Nîmes (30000)
France [member] | LexisNexis International Development Services S. A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis International Development Services S. A.
Reg office	141 rue de Javel,75015 Paris
France [member] | Elsevier Masson SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Masson SAS
Reg office	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
France [member] | Evoluprint SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Evoluprint SAS
Reg office	Parc Euronord – 10, rue du Parc – 31150 Bruguieres
France [member] | Fircosoft SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft SAS
Reg office	247 rue de Bercy 75012 Paris
France [member] | Gie Juris-Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gie Edi-Data (83%)
Percentage of undertaking	83.00%
Reg office	141 rue de Javel, 75015 Paris
France [member] | Gie Juris-Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gie Juris-Data
Reg office	141 rue de Javel, 75015 Paris
France [member] | GIE PRK - Publicite Robert Krier [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	GIE PRK- Publicite Robert Krier
Reg office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | LexisNexis SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis SA
Reg office	141 rue de Javel, 75015 Paris
France [member] | Reed Exhibitions ISG SARL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions ISG SARL
Reg office	27 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | Reed Expositions France SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Expositions France SAS
Reg office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | Reed Midem SAS [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Midem SAS
Reg office	27 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | Reed Organisation SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Organisation SAS
Reg office	52 Quai de Dion Bouton 92800 Puteaux
France [member] | RELX France S.A. [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX France S.A.
Reg office	27 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | SAFI SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SAFI SA
Percentage of undertaking	50.00%
Reg office	6-8 Rue Chaptal, 75009 Paris
Germany [member] | Aries Medical Knowledge GmbH & Co KG [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Aries Medical Knowledge GmbH & Co KG
Reg office	Hauptstrasse 47, 40764, Lagenfeld
Germany [member] | Aries Medical Knowledge Verwaltungsgesellschaft GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Aries Medical Knowledge Verwaltungsgesellschaft GmbH
Reg office	Hauptstrasse 47, 40764, Lagenfeld
Germany [member] | Patent Sight GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Patent Sight GmbH
Reg office	Joseph-Schumpeter-Allee 33,53227, Bonn
Germany [member] | Ascend China Holding Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ascend China Holding Ltd
Reg office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Germany [member] | Reed Business Information (China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (China) Ltd
Reg office	Level 28, Building 8, 3 Pacific Place, 1 Queens Road East, HONG KONG, Hong Kong
Germany [member] | Reed Travel Group (Germany) GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Travel Group (Germany) GmbH
Reg office	Schwannstr. 6, 40476 Düsseldorf
Germany [member] | JC Exhibition and Promotion Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	JC Exhibition and Promotion Ltd
Percentage of undertaking	65.00%
Reg office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Germany [member] | JYLN Sager Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	JYLN Sager Ltd
Percentage of undertaking	40.00%
Reg office	Flat 2, 19/F Henan Building 90-92, Jaffe Road Wanchai, Hong Kong, Hong Kong
Germany [member] | MLex Asia Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MLex Asia Ltd
Percentage of undertaking	91.00%
Reg office	703 Silvercord, Tower 2, 30 Canton Road, Tsimshatsui, Kowloon, Hong Kong
Germany [member] | Reed Exhibitions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Ltd
Reg office	Flat 2, 19/F Henan Building 90-92, Jaffe Road Wanchai, Hong Kong, Hong Kong
Germany [member] | RELX (Greater China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Greater China) Ltd
Reg office	3901, 39th Floor Hopewell Center, 183 Queens Road East, Wanchai, Hong Kong, Hong Kong
Germany [member] | Elsevier GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	ElsevierGmbH
Reg office	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
Germany [member] | Elsevier Information Systems GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Information Systems GmbH
Reg office	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
Germany [member] | LexisNexis GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis GmbH
Reg office	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
Germany [member] | REC Publications GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	REC Publications GmbH
Reg office	Völklinger Strasse 4, 40219, Düsseldorf, Germany
Germany [member] | Reed Exhibitions (Germany) GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Germany) GmbH
Reg office	Völklinger Strasse 4, 40219, Düsseldorf, Germany
Germany [member] | Reed Exhibitions Deutschland GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Deutschland GmbH
Reg office	Völklinger Strasse 4, 40219, Düsseldorf, Germany
Germany [member] | RELX Deutschland GmbH [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Deutschland GmbH
Reg office	Völklinger Strasse 4, 40219, Düsseldorf, Germany
Germany [member] | Tschach Solutions GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tschach Solutions GmbH
Reg office	Steinhäuserstrasse 9, 76135, Karlsruhe, Germany
Colombia [member] | LexisNexis Risk Solutions S.A.S. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions S.A.S.
Reg office	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia
Egypt [member] | Elsevier Egypt LLC. | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Egypt LLC
Reg office	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt
INDIA | Comic Con India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Comic Con India Private Ltd
Percentage of undertaking	36.00%
Reg office	B9/5 Vasant Vihar, New Delhi, 110057, India
INDIA | FircoSoft India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	FircoSoft India Private Ltd
Reg office	n°664 Level 6 – Chennai Regus – Citi Centre – 10/11 Dr Radhakrishnan Salai, Mylapore – Chennai 600004
INDIA | Reed ELsevier Publishing (India) Pvt. Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed ELsevier Publishing (India) Pvt Ltd
Reg office	18, Kotla Lane, Rouse Avenue, New Delhi, 110002, India
INDIA | Reed Manch Exhibitions Private Ltd (70%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Manch Exhibitions Private Ltd
Percentage of undertaking	70.00%
Reg office	B-15/192, Pharma Apartments, Patparganj, I.P. Extension, New Delhi, 110092, India
INDIA | ReedSI Exhibitions Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ReedSI Exhibitions Private Ltd
Percentage of undertaking	51.00%
Reg office	B-9, "A" Block, LSC, Naraina Vihar, Ring Road, New Delhi, 110028, India
INDIA | Reed Triune Exhibitions Private Ltd (72%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ReedTriune Exhibitions Private Ltd
Percentage of undertaking	72.00%
Reg office	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India
INDIA | RELX India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX India Private Ltd
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
Indonesia [member] | PT Reed Panorama Exhibitions [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Panorama Exhibitions
Percentage of undertaking	50.00%
Reg office	Panorama Building, 5th Floor, Jalan Tomang Raya No. 63, Jakarta, 11440, Indonesia
Indonesia [member] | PT Reed Exhibitions Indonesia [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Exhibitions Indonesia
Percentage of undertaking	70.00%
Reg office	Menara Citicon LeveL8. Unit 8011 & 8012 JL. Letjen S. Parman No. 8 Kav 72 Slipi Palmerah Jakarta Barat 11410 Indonesia
Indonesia [member] | PT Reed Exhibitions Indonesia [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Exhibitions Indonesia
Reg office	Menara Citicon LeveL8. Unit 8011 & 8012 JL. Letjen S. Parman No. 8 Kav 72 Slipi Palmerah Jakarta Barat 11410 Indonesia
Ireland [member] | Butterworth (Ireland) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworth (Ireland) Ltd
Percentage of undertaking	100.00%
Reg office	Arthur Cox Building, Earlsfort Terrace, Dublin 2, Ireland
Ireland [member] | Elsevier Services Ireland Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Services Ireland Ltd
Percentage of undertaking	100.00%
Reg office	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland
Ireland [member] | LexisNexis Risk Solutions (Ireland) Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Ireland) Ltd
Percentage of undertaking	100.00%
Reg office	80 Harcourt Street, Dublin 2, Ireland
Ireland [member] | Lexis Nexis Risk Solutions Europe Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Europe) Ltd
Percentage of undertaking	100.00%
Reg office	80 Harcourt Street, Dublin 2, Ireland
Israel [member] | Lexis Nexis Israel Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Israel Ltd
Percentage of undertaking	100.00%
Reg office	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel
Italy [member] | Elsevier SRL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | ICIS Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Italia SRL
Percentage of undertaking	100.00%
Reg office	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy
Italy [member] | Reed Exhibitions ISG Italy SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions ISG Italy SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | Reed Exhibitions Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Italia SRL
Percentage of undertaking	100.00%
Reg office	Milano (MI) Via Marostica 1 cap 20146